Information concerning the Group's Consolidated Operations (Tables)	12 Months Ended
Dec. 31, 2025
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Revenues By Country of Origin and Other Income

Revenues by country of origin and other income

	For the year ended December 31,
	2023	2024	2025
	$ in thousands
From France	755	41,505	72,949
Revenues	755	41,505	72,949
Research tax credit subsidy	6,582	6,447	6,644
Other subsidies and other	1,856	1,265	-
Other income	8,438	7,712	6,644
Total revenues and other income	9,193	49,217	79,592

Revenues by Nature

Revenues by nature

	For the year ended December 31,
	2023	2024	2025
	$ in thousands
Collaboration agreements	-	40,898	72,074
Licenses	605	503	765
Products & services	150	105	110
Total revenues	755	41,505	72,949

Details of Operating Expenses by Nature

Details of operating expenses by nature:

	For the year ended December 31,
Cost of revenue	2023	2024	2025

Royalty expenses	(737)	-	-
Cost of revenue	(737)	-	-

	For the year ended December 31,
Research and development expenses	2023	2024	2025

Wages and salaries	(32,936)	(31,945)	(36,162)
Social charges on stock option grants	(270)	(280)	1,837
Non-cash stock-based compensation expense	(3,952)	(2,028)	(4,142)
Personnel expenses	(37,158)	(34,253)	(38,466)
Purchases and external expenses	(32,996)	(36,611)	(35,083)
Depreciation and amortization expenses (incl. right of use amortization)	(16,511)	(18,391)	(18,665)
Other	(981)	(1,281)	(1,301)
Total research and development expenses	(87,646)	(90,536)	(93,517)

	For the year ended December 31,
Selling, general and administrative expenses	2023	2024	2025

Wages and salaries	(5,994)	(6,247)	(6,482)
Social charges on stock option grants	(106)	(107)	769
Non-cash stock-based compensation expense	(1,281)	(1,139)	(1,968)
Personnel expenses	(7,381)	(7,493)	(7,681)
Purchases and external expenses	(6,682)	(9,182)	(9,797)
Depreciation and amortization expenses (incl. right of use amortization)	(2,012)	(1,483)	(1,397)
Other	(738)	(927)	(915)
Total selling, general and administrative expenses	(16,812)	(19,085)	(19,790)

	For the year ended December 31,
Personnel expenses	2023	2024	2025

Wages and salaries	(38,930)	(38,192)	(42,643)
Social charges on stock option grants	(376)	(387)	2,606
Non-cash stock-based compensation expense	(5,233)	(3,167)	(6,110)
Total personnel expenses	(44,539)	(41,746)	(46,147)

	For the year ended December 31,
	2023	2024	2025

Other operating income (expense)	(1,300)	849	638

Details of Financial Income and Expenses

Details of financial income and expenses

	For the year ended December 31,
Financial income and expenses	2023	2024	2025

Income from cash, cash equivalents and financial assets	3,614	11,278	9,498
Foreign exchange gains	17,618	13,079	5,862
Gain on fair value measurement	245	20,009	765
Other financial income	2	41	-
Financial income	21,479	44,407	16,124
Interest on financial liabilities	(2,246)	(4,817)	(5,882)
Foreign exchange losses	(13,402)	(5,754)	(27,919)
Loss on fair value measurement	(20,813)	(8,366)	(15,039)
Interest on lease liabilities	(3,061)	(2,636)	(2,225)
Other financial expenses	(1,121)	(41)	(0)
Financial expenses	(40,642)	(21,614)	(51,064)
Net financial gain (loss)	(19,163)	22,793	(34,940)

Disclosure of Income Tax

Tax proof

	For the year ended December 31,
	2023	2024	2025
	$ in thousands
Income (loss) before taxes from continuing operations	(116,464)	(36,761)	(68,016)
Theoretical group tax rate (1)	25.12%	25.35%	25.23%
Theoretical tax benefit (expense)	29,259	9,318	17,159
Increase/decrease in tax benefit arising from:
Permanent differences	736	(34)	(131)
Research tax credit	1,645	1,612	1,661
Share-based compensation & other IFRS adjustments (2)	(1,134)	4,032	(1,194)
Non recognition of deferred tax assets related to tax losses and temporary differences	(30,876)	(14,928)	(17,072)
Effective tax benefit (expense)	(371)	(0)	423
Effective tax rate	0.32%	0.00%	(0.62%)

(1)
The Group’s theoretical tax rate corresponds to the average of the income tax rates of each country in which the Group operates, i.e. for the year ended December 31, 2025 25% for France and 21% for the United States, weighted by the pre-tax income from each country.
(2)
As of December 31, 2024, this reconciling item consists of the tax effect of permanent differences primarily related to (i) share-based compensation for $(0.8) million, (ii) revenue recognized out of proceeds from the AZ IIA and SIA reallocated to the JRCA (see Note 2.6) for $2.2 million, and (iii) change in fair value of certain financial instruments for $2.6 million.

Disclosure of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities

	For the year ended December 31,
	2023	2024	2025
	$ in thousands
Credits and net operating loss carryforwards	155,673	160,772	205,837
Capitalization of R&D expenses under SEC 174 rule	4,092	5,052	-
Pension commitments	550	279	332
Leases liabilities	11,478	9,459	7,321
Revaluations of financial assets	15,830	-	-
Deferred tax assets from other deductible differences	772	856	2,249
Non-recognition of deferred tax assets	(177,001)	(167,026)	(208,598)
Deferred tax assets	11,392	9,391	7,142

Accelerated depreciation of assets for tax purposes	(740)	(94)	7
Right-of-use assets and other leases-related effects	(10,401)	(8,359)	(6,228)
Deferred tax liabilities from other taxable differences	(410)	(556)	(539)
Deferred tax liabilities	(11,550)	(9,009)	(6,760)

Net deferred tax assets/(liabilities)	(158)	382	382

	For the year ended December 31,
Reflected in the statement of financial position as follows:	2023	2024	2025
	$ in thousands
Deferred tax assets	-	382	382
Deferred tax liabilities	(158)	(0)	0
Net deferred tax assets/(liabilities)	(158)	382	382